Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 15,546	$ 22,786
Receivables	100	98
Prepaid expenses	282	311
Total current assets	15,928	23,195
Equipment	113	109
Mineral property interests	40,241	37,714
Reclamation deposits	479	479
Other assets	125	165
Total assets	56,886	61,662
Current liabilities
Accounts payable and accrued liabilities	476	1,350
Total current liabilities	476	1,350
Loan payable to Oyu Tolgoi LLC	6,893	6,824
Deferred revenue	23,796	28,925
Deferred income tax	3,567	3,567
Total liabilities	34,732	40,666
Stockholders' equity
Common stock, no par value, unlimited number authorized, 152,519,521 (December 31, 2015 - 147,330,917) issued and outstanding	178,560	177,206
Additional paid-in capital	20,554	20,517
Accumulated other comprehensive loss	(6,379)	(7,778)
Accumulated deficit	(170,581)	(168,949)
Total stockholders' equity	22,154	20,996
Total liabilities and stockholders' equity	$ 56,886	$ 61,662